RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Due to Related Parties	$ 343,000	$ 354,000	$ 4,666,520
Ownership percentage	36.00%	33.00%	26.00%